Note 19 - Key Management Personnel Compensation	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of information about key management personnel [text block]

19. KEY MANAGEMENT PERSONNEL COMPENSATION

	Years Ended June 30,
	2026	2025	2024

Short-term benefits	1,546,009	1,522,550	1,551,075
Post-employment benefits	16,625	18,720	38,486
Long-term benefits	-	-	(6,616)
Termination benefits	100,000	-	10,215
Share-based payments	3,187,945	802,128	520,055
	4,850,579	2,343,398	2,113,215